   As filed with the Securities and Exchange Commission on February 14, 2003
                                                      Registration No. 333-40161
___________________________________________________________811-06025____________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6
            Registration Statement Under the Securities Act of 1933
                      Post-Effective Amendment No. 6                         [X]

        Registration Statement Under the Investment Company Act of 1940
                              Amendment No. 2                                [X]


                     Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                      Metropolitan Life Insurance Company
                              (Name of Depositor)
                               One Madison Avenue
                               New York, NY 10010
              (Address of depositor's principal executive offices)

                             ---------------------
                              Gary A. Beller, Esq.
              Senior Executive Vice President and General Counsel
                      Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010
                    (Name and address of agent for service)

                                   Copies to:
                Gary O. Cohen, Esq. and Thomas C. Lauerman, Esq.
                                Foley & Lardner
                              3000 K Street, N.W.
                             Washington, D.C. 20007


It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [X] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL under Variable Additional Insurance Options.

                                       E
                                       Q
                                       U
                                       I
                                       T
                                       Y



                                       O
                                       P
                                       T
                                       I
                                       O
                                       N
                                       S

                                 PROSPECTUS
                                    FOR

                             THE EQUITY OPTIONS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                MAY 1, 2003



MetLife issues the Equity Options as optional benefits to a fixed benefit life insurance policy (the "base policy"). We also offer other optional benefits as additions to the base policy. For ease of reference, we refer to the base policy and all of the optional benefits that are added to the base policy as the "Policy." The Equity Options allow you to experience the potential growth of the equity markets while maintaining your base policy. There are two different Equity Options, and you may elect to include either or both as optional benefits to your base policy:



-  Equity Additions (also known as Variable Additional Insurance)



-  Equity Enricher (also known as Variable Additional Benefits).


This prospectus provides you with important information about the Equity Options. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement (including all applicable optional benefits) that MetLife issues to you.



You allocate premium payments for the Equity Options to the available investment divisions of Metropolitan Life Separate Account UL ("Separate Account").



Each available investment division (sometimes referred to in this prospectus as "variable investment option") invests in a corresponding "Portfolio" of the Metropolitan Series Fund, Inc.:



     MetLife Stock Index

     Janus Mid Cap*
-------------------

*This Portfolio is not available for Equity Additions.



A separate prospectus for Metropolitan Series Fund, Inc. ("Fund") is attached to this prospectus. It describes in greater detail an investment in the Portfolios listed above. Before purchasing an Equity Option, read the information in this prospectus and in the prospectus for the Fund. Keep these prospectuses for future reference.



Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.



Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. Interests in the Separate Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this prospectus or its supplements or in our authorized supplemental sales material.

TABLE OF CONTENTS



                                                                PAGE
                                                              IN THIS
SUBJECT                                                      PROSPECTUS
-------                                                      ----------
Summary of Benefits and Risks............................         4
  Benefits of the Equity Options.........................         4
  Risks of the Equity Options............................         5
  Risks of Investment in the Portfolios..................         6
Fee Tables...............................................         7
  Transaction Fees.......................................         7
  Periodic Charges Other Than Portfolio Operating
     Expenses............................................         8
  Annual Portfolio Operating Expenses....................         8
MetLife..................................................         9
Our Separate Account That Supports the Equity Options....         9
The Portfolios...........................................        10
  The Portfolio Share Classes That We Offer..............        10
  Purchase and Redemption of the Portfolio Shares by Our
     Separate Account....................................        10
  Voting Rights that You Will Have.......................        11
The Base Policy and its Benefit Options..................        11
Purchasing Equity Options................................        12
Your Payment and Allocation of Equity Options Premiums...        14
  Paying Premiums........................................        14
  Maximum and Minimum Premium Payments...................        14
  Allocating Equity Enricher Premium.....................        16
Sending Communications and Payments To Us................        16
  Contacting Us..........................................        16
  When Your Requests, Instructions and Notifications
     Become Effective....................................        17
  Third Party Requests...................................        17
Equity Options Insurance Proceeds Payable If the Insured
  Dies...................................................        17
  Equity Options Death Benefits..........................        18
  Alternate Death Benefit That Automatically Applies in
     Some Cases..........................................        18
  Conditional Guaranteed Minimum Death Benefit...........        18
Equity Options Cash Value................................        19
Surrenders and Partial Withdrawals From Equity Options...        19
Transferring Cash Value..................................        20
Borrowing From Your Policy...............................        21
Equity Options Termination and Reinstatement.............        22
Equity Options Charges and Deductions You Pay............
  Deductions from Premiums -- Equity Enricher Only.......        23
  Charges Included in the Monthly Deduction..............        23
  Charges and Expenses of the Separate Account and the
     Portfolios..........................................        24
Net Single Premium.......................................        25

                                                                PAGE
                                                              IN THIS
SUBJECT                                                      PROSPECTUS
-------                                                      ----------
Federal Tax Matters......................................        25
Rights We Reserve........................................        27
Other Policy Provisions..................................        28
Sales and Administration of the Policies.................        29
Legal Proceedings........................................        29
Financial Statements.....................................        29

SUMMARY OF BENEFITS AND RISKS



This summary describes important benefits and risks of the Equity Options. The sections of this prospectus following this summary discuss the Policy and the Equity Options in more detail. The Glossary at the end of this prospectus explains certain words and phrases used in this prospectus.



BENEFITS OF THE EQUITY OPTIONS



DEATH BENEFIT. The Equity Options are designed to provide insurance protection. If the Equity Options are in force, and upon receipt of satisfactory proof of the death of the insured, we will pay insurance proceeds to the beneficiary of the Policy. Insurance proceeds generally equal the Equity Options cash value divided by an applicable "net single premium amount" that is specified in your rider.



PREMIUM FLEXIBILITY. The Equity Options allow some flexibility in making premium payments. For Equity Additions, you can make premium payments by allocating to Equity Additions any dividends or other credits we pay on the base policy or on certain other benefit options (known as credit options) that you may have elected under the base policy. For Equity Enricher, you can make planned and unplanned premium payments directly to Equity Enricher.



RIGHT TO EXAMINE THE POLICY. During the later of ten days following your receipt of the Policy (more in some states) or 45 days after you signed the application for the Policy, you have the right to return the Policy to us. Depending on state law, we will refund the premiums you paid, the Policy's cash value or any other amount required by state insurance law.



INVESTMENT OPTIONS. For Equity Additions, your premium payments will be allocated to the MetLife Stock Index Portfolio. For Equity Enricher, you can allocate your net premiums and cash value among your choice of the MetLife Stock Index Portfolio and the Janus Mid Cap Portfolio. You may change your allocation of future premiums for Equity Enricher at any time.



SURRENDER AND PARTIAL WITHDRAWALS. You may surrender (turn in) the Equity Options for their cash value or take a partial withdrawal of the cash value at any time. We will deem your request for surrender of the base policy also to be a request for surrender of the Equity Options. Your cash value in an Equity Option reflects your Equity Option's premium payments, the charges we deduct from the cash value, any investment experience you have in our Separate Account, as well as your transfer, loan and withdrawals activity. A surrender or partial withdrawal may have tax consequences.



TRANSFERS. You may transfer cash value from each Equity Option to pay base policy premiums, charges or loan interest. You may also transfer cash value to or from certain other benefit options to an Equity Option, subject to certain limits. Finally, you may make transfers between the two investment options available under the Equity Enricher.



LOANS: You may borrow from the Policy, including the Equity Options. The maximum loan amount you may take is the Policy's loan value. The loan value equals the Policy cash value less the anticipated loan interest for the remainder of that base policy year. We charge you an initial annual interest rate that we will tell you when you request the loan. The loan interest rate is set each year and we will mail you advance notices of any increases in the loan interest rate applicable to your loan. Loans may have tax consequences.



TAX ADVANTAGES. If you meet certain requirements, generally you will pay income taxes on the cash value you receive from your Equity Options (through withdrawals or surrenders) only to the extent that those amounts, together with dividends, other credits and distributions under your Policy exceed the cumulative premiums you have paid on your Policy. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit.



RISKS OF THE EQUITY OPTIONS



INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. Your death benefit will also decrease unless the Conditional Guaranteed Minimum Death Benefit is in effect. In addition, we deduct Equity Options fees and charges from your Equity Options cash value, which can significantly reduce your Equity Options cash value. It is possible to lose your full investment in the Equity Options.



CERTAIN TAX RISKS. We believe that the Policy should be deemed a life insurance contract under Federal tax law. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Policy's cash value (including any cash value in your Equity Options) until there is an actual distribution from the Policy (including those attributable to an Equity Option). Moreover, insurance proceeds payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.



If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.



If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.



As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.



LOAN RISKS. A policy loan that affects the Equity Options, will affect the cash value of your Equity Options over time even if it is repaid. This is true because we remove any amount of the loan that affects an Equity Option to the corresponding fixed benefit option under the base policy where it will earn a fixed return and will not participate in the investment experience of the investment divisions.



Any unpaid loan (plus accrued interest) also reduces the Policy's insurance proceeds paid to your beneficiary. In addition, your Policy, including any Equity Option, may terminate if your outstanding loan and accrued loan interest equals or exceeds the cash value of your Policy.



If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans from your Policy and partial withdrawals from your optional benefits exceed the premiums paid under your Policy. Since loans and partial withdrawals reduce your Policy's cash value, any remaining cash value may be insufficient to pay the income tax due.



EQUITY OPTIONS CHARGE AND EXPENSE INCREASE. We have the right to increase certain Equity Options charges.



TAX LAW CHANGES. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy or an Equity Option based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.



RISKS OF INVESTMENT IN THE PORTFOLIOS



A comprehensive discussion of the risks associated with investment in the Portfolios can be found in the Fund prospectus attached at the end of this prospectus. There is a possibility that fees and expenses of the Portfolios may increase (or decrease). There is no assurance that any of the Portfolios will achieve its stated investment objective.

FEE TABLES



The following tables describe the fees and expenses that a Policy Owner will pay when buying and owning the Equity Options. In certain cases, we have the right to increase our charges for new Equity Options, as well as for Equity Options already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the next two tables below.



TRANSACTION FEES



This table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Equity Options.



-------------------------------------------------------------------------------------------
                               WHEN CHARGE IS        CURRENT AMOUNT       MAXIMUM AMOUNT
         CHARGE                   DEDUCTED              DEDUCTED           WE CAN DEDUCT
-------------------------------------------------------------------------------------------
 Sales Charge*             On payment of premium      2.00% of each       Same As Current
                                                      premium paid            Amount
-------------------------------------------------------------------------------------------
 State Tax Imposed on                                 2.00% of each       Same As Current
   Premiums*               On payment of premium      premium paid            Amount
-------------------------------------------------------------------------------------------
 Federal Tax Imposed on                               1.00% of each       Same As Current
   Premiums*               On payment of premium      premium paid            Amount
-------------------------------------------------------------------------------------------


------------

*These charges apply to Equity Enricher only.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES



This table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Equity Options, not including fees and expenses for the Portfolios.



---------------------------------------------------------------------------------------
                                                 CURRENT AMOUNT
                           WHEN CHARGE IS           DEDUCTED          MAXIMUM AMOUNT
       CHARGE                 DEDUCTED             (PER MONTH)         WE CAN DEDUCT
---------------------------------------------------------------------------------------
 Cost of Insurance*    Monthly, on the
                       monthly deduction date
 FOR EQUITY
   ADDITIONS:
 Lowest and Highest                            $.000631 to $.03000  $.0060 to $.0335 of
   Charge Among All                            of the cash value    the cash value
   Possible Insureds
 Charge for a female                           $.000631 of the      $.0061 of the cash
   insured, age 35,                            cash value           value
   in the preferred
   nonsmoker
   underwriting class
   in the first
   policy year
 FOR EQUITY ENRICHER:
 Lowest and Highest                            $.000631 to $.03000  $.0060 to $.0335 of
   Charge Among All                            of the cash value    the cash value
   Possible Insureds
 Charge for a male                             $.000920 of the      $.007300 of the
   insured, age 40,                            cash value           cash value
   in the preferred
   nonsmoker
   underwriting class
   in the first
   policy year
---------------------------------------------------------------------------------------
 Mortality and         Monthly, on the         .75% of the cash     Same As Current
   Expense Risk and    monthly deduction date  value in the         Amount
   Administrative                              Separate Account on
   Services Charge                             each monthly
                                               anniversary for
                                               riders to base
                                               policies that have
                                               a face amount less
                                               than $250,000, or
                                               .50% for riders to
                                               base policies that
                                               have a face amount
                                               of $250,000 or
                                               greater.
---------------------------------------------------------------------------------------


------------

*The cost of insurance charge varies based on individual characteristics, including the insured's age, risk class and except for unisex policies, sex. The cost of insurance charges shown may not be representative of the charge that a particular Policy Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply for a particular insured by contacting your sales representative.



ANNUAL PORTFOLIO OPERATING EXPENSES



This table describes the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns an Equity Option.

It describes the annual operating expenses for each Portfolio for the year ended December 31, 2002, as a percentage of the Portfolio's average daily net assets for the year. The two columns furthest to the right show each Portfolio's total operating expenses both before and after any applicable expense subsidy or expense deferral arrangements. More detail concerning each Portfolio's fees and expenses is contained in the attached Fund prospectuses.



------------------------------------------------------------------------------------------------
                                                                   TOTAL           NET TOTAL
                                                                   GROSS          CONTRACTUAL
                           MANAGEMENT            OTHER             ANNUAL            ANNUAL
      PORTFOLIO                FEE              EXPENSES          EXPENSES          EXPENSES
------------------------------------------------------------------------------------------------
 MetLife Stock Index
------------------------------------------------------------------------------------------------
 Janus Mid Cap*
------------------------------------------------------------------------------------------------


------------

*This Portfolio is not available for Equity Additions.


METLIFE


MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. We are obligated to pay all benefits under the Policies and the Equity Options.



OUR SEPARATE ACCOUNT THAT SUPPORTS THE EQUITY OPTIONS



The Separate Account receives premium payments from the Equity Options and other variable life insurance products that we issue. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deducted and other excess amounts in the Separate Account or we can take the excess out of the Separate Account.



The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. This means that, except for excess assets that we would be free to withdraw, the assets of the Separate Account are not available to meet the claims of our general creditors, and must be used for the sole purpose of supporting the cash values of the variable life insurance products whose premiums the Separate Account receives.



The Separate Account has subdivisions, called "investment divisions." Each investment division corresponds to one of our variable investment options and invests its assets exclusively in shares of a corresponding Portfolio of the Fund. Currently, only the MetLife Stock Index investment division is available for use with the Equity Additions. Only the MetLife Stock Index and Janus Mid Cap investment divisions are available for use with the Equity Enricher. Amounts you allocate to an investment division receive the investment experience of the investment division, and you bear this investment risk.



EACH AVAILABLE
INVESTMENT
DIVISION INVESTS
IN A
CORRESPONDING
PORTFOLIO OF THE
FUND.

THE PORTFOLIOS



The Metropolitan Series Fund, Inc. is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests.



You should read the Fund prospectus attached to this prospectus. It contains information about the Fund, the MetLife Stock Index Portfolio and the Janus Mid Cap Portfolio, including the investment objectives, strategies, risks and sub-advisers associated with each Portfolio. It also contains information on the different separate accounts that invest in the Fund (which may or may not be related to MetLife) and certain risks that may arise when diverse separate accounts funding diverse types of insurance products all invest in the same Fund.



MetLife Advisers, LLC is the investment adviser who is responsible for overall management of the Fund. MetLife Advisers, LLC has contracted with sub-advisers to make day-to-day investment decisions for the Portfolios. The sub-advisers and the investment objective of each Portfolio are as follows:



---------------------------------------------------------------------------------------
                                                                  INVESTMENT
      PORTFOLIO                  SUB-ADVISER                       OBJECTIVE
---------------------------------------------------------------------------------------
 MetLife Stock Index    Metropolitan Life Insurance      To equal the performance of
                        Company                          the Standard & Poor's 500
                                                         Composite Stock Price
                                                         Index
---------------------------------------------------------------------------------------
 Janus Mid Cap          Janus Capital Management, LLC    Long-Term Growth of Capital
---------------------------------------------------------------------------------------


A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.


THE PORTFOLIO SHARE CLASS THAT WE OFFER



The Fund offers various classes of shares, each of which has a different level of expenses. The Fund prospectus may provide information for share classes or Portfolios that are not available through the Equity Options or through both Equity Options. When you consult the Fund prospectus, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Equity Option that you choose. Class A shares of the MetLife Stock Index Portfolio and of the Janus Mid Cap Portfolio are available through the Equity Enricher. Class A shares of the MetLife Stock Index Portfolio only are available through the Equity Additions.


PURCHASE AND REDEMPTION OF THE PORTFOLIO SHARES BY OUR SEPARATE ACCOUNT


As of the end of each Valuation Period (see "Sending Communications and Payments to Us -- When Your Requests, Instructions and Notifications Become Effective"), we purchase and redeem Portfolio shares for the Separate Account at their net asset value without any sales or redemption





                                                                      YOU SHOULD
                                                                CAREFULLY REVIEW
                                                                  THE INVESTMENT
                                                                     OBJECTIVES,
                                                                   PRACTICES AND
                                                                   RISKS OF EACH
                                                                       AVAILABLE
                                                                PORTFOLIO, WHICH
                                                                ARE DESCRIBED IN
                                                                        THE FUND
                                                                      PROSPECTUS
                                                                     ATTACHED TO
                                                                THIS PROSPECTUS.

charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:

- The allocation of Equity Options premiums (less any applicable charges) to the Separate Account.

- Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no affect on the cash value in the Separate Account).

-  Policy loans and loan repayments allocated to the Separate Account.


-  Transfers to or from the Separate Account from other parts of the Policy.


-  Withdrawals or surrenders taken from the Separate Account.

-  Transfers between the Equity Enricher's available investment options.


VOTING RIGHTS THAT YOU WILL HAVE



The Fund has shareholder meetings from time to time to, for example, elect directors or trustees and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Equity Options based on your instructions. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in the Fund.



If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Equity Option owners.



If we do not receive timely voting instructions from you and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.


THE BASE POLICY AND ITS BENEFIT OPTIONS


The base policy and all of its benefit options form the entire Policy. In this prospectus, we refer to each such portion of the Policy as a "part" of the Policy. The base policy provides a fixed amount of life insurance. Benefit options may be added to the base policy.


CREDIT OPTIONS
In this prospectus, we refer to some of the benefit options as "credit options." Credit options are methods under which credits (such as dividends) that become payable under your Policy, as well as any cash value that you transfer from another credit option that you have in effect, are applied to accumulate additional cash value and purchase additional death benefits. The amount of dividends or other credits on your Policy changes annually, is not guaranteed, and is based on a variety of factors. These



YOU CAN GIVE US
VOTING
INSTRUCTIONS ON
SHARES OF THE
FUND PORTFOLIO
THAT ARE
ATTRIBUTABLE TO
YOUR EQUITY
OPTION.

THE POLICY
INCLUDES THE
BASE POLICY AND
ITS BENEFIT
OPTIONS.

factors may include the base policy face amount, the death benefit and credit class of the base policy, as well as the amount of our earnings. Any credits due from any part of the Policy are paid on the last day of a base policy year, as set forth in the benefit option. Credit options include:


- Equity Additions: a benefit option described in this Prospectus where cash value varies based on the investment experience in one of our separate account investment divisions.


- Fixed Additional Insurance: a benefit option that is similar to Equity Additions, except that it accumulates a guaranteed cash value that is eligible for a dividend.


- Dividends with Interest ("DWI"): a benefit option where cash value accumulates with currently taxable interest that we declare periodically.


OTHER BENEFIT OPTIONS


Other benefit options which are not credit options include:

- Equity Enricher: a benefit option described in this Prospectus where cash value varies based on the investment experience in one or both of the available separate account investment divisions.

- Enricher: a paid-up additional insurance benefit option that is similar to Equity Enricher, except that it accumulates a guaranteed cash value that is eligible for a dividend.


- Flexible Additional Insurance Rider ("FLAIR"): a benefit rider that provides additional fixed benefit insurance and has a fixed benefit term insurance element. This rider is no longer available for Policies issued after May 1, 2003.



Subject to certain limits and conditions, we guarantee the cash value in the base policy as well as all of the benefit options, other than the Equity Options. We make this guarantee because these parts of the Policy provide fixed benefits. Since these fixed benefits are not registered under the federal securities laws, this Prospectus contains only limited information about them. The Policy gives you more information on the operation of these fixed benefits.



PURCHASING EQUITY OPTIONS


If you want an Equity Option, then you must complete an application. We will issue an Equity Option to you only if you are also the owner of the base policy. Your completed application must be received by the Designated Office. The Equity Options are available to base policies meeting the minimum face amount and eligibility requirements that we establish. You may not add the Equity Additions while any term insurance is in effect under FLAIR. Once FLAIR becomes fully funded, or you discontinue the term insurance provided by FLAIR, you may add the Equity Additions. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our underwriting rules.

The Date of Policy is usually the date the base policy application is approved. We use the Date of Policy to calculate base policy years and months.
The insured will be the same individual as the insured in the base policy. An "insured" is the person upon whose life we issue the Policy. You do not have




                                                                WE WILL ISSUE AN
                                                                EQUITY OPTION TO
                                                                   YOU AS OWNER.
                                                               YOU WILL HAVE ALL
                                                                THE RIGHTS UNDER
                                                                     THE OPTION.

to be the insured. The beneficiary is named in the application as the person who will receive the insurance proceeds upon the death of the insured. The beneficiary has no rights under the Policy or the Equity Options until the death of the insured and must survive the insured in order to receive the insurance proceeds.


For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy, which is set forth in the base policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full base policy years completed.

To elect the Equity Enricher you must complete the Equity Enricher application. You can elect the Equity Enricher only at the time the base policy is issued. It is not available if the base policy is submitted without an advance payment of the initial premium or if we have refunded an advance payment prior to the issuance of the base policy. We will not require evidence of insurability other than that required in connection with the issuance of the base policy, unless:

- the amount of premiums you actually pay for the Equity Enricher during the first year is greater than the cumulative voluntary planned periodic premium payments indicated in the application; or

- you exceed certain other premium limitations described below after the first year.

To elect the Equity Additions, you may complete the Equity Additions application either at the same time as the application for the base policy or after the base policy has been issued. If you decide to add Equity Additions after you own the base policy, it may reduce the amount of premiums that you could pay to your Policy before it would become a modified endowment contract. If you contact us, we will tell you what these premium limits are. We will not require additional evidence of insurability for the Equity Additions, unless you desire to make a payment that is derived from another credit option that does not itself have a death benefit.


Insurance coverage under Equity Additions commences on its Investment Start Date (see "Sending Communications and Payments To Us -- When Your Requests, Instructions and Notifications Become Effective"), assuming coverage under the base policy is then in effect. Insurance coverage under Equity Enricher commences at the later of delivery of the option to you and our Date of Receipt of your first premium payment for that option. For coverage under Equity Enricher to be effective, the insured's health must be the same as stated in your application and, in most states, the insured must not have sought medical advice or treatment after the date of the application. As to when charges under an Equity Option begin, see "Charges Included in the Monthly Deduction."



It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

YOUR PAYMENT AND ALLOCATION OF EQUITY OPTIONS PREMIUMS



The payments into the Equity Options won't guarantee that your Equity Option will have a death benefit. Rather, this depends on the Equity Option's cash value and the conditional guaranteed minimum death benefit.



PAYING PREMIUMS



To the extent discussed below under "Transferring Cash Value," you can move cash value into an Equity Option from a fixed option that corresponds to that Equity Option. Also, you can make premium payments:



- For the Equity Additions: through dividends or other credits on the Policy. Any request to designate the Equity Additions (or any other credit options) as the option for receiving credits under your Policy will take effect upon our Date of Receipt of your written request. Only one election may be made for any credit payment date and that election will apply to all credits payable under the Policy.



-  For the Equity Enricher:



   - through a voluntary planned periodic premium schedule. You choose the schedule on your Equity Enricher application. The schedule sets forth the amount of premiums, fixed payment intervals, and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; (c) periodic automatic pre-authorized transfers from your checking account ("check-o-matic"); (d) systematic through payment plans that your employer makes available; or (e) through another method to which we agree. You do not have to pay premiums in accordance with your voluntary planned periodic premium schedule.



   -  through unscheduled premium payments that you can make at any time.



We will hold a premium payment received before its due date in a non-interest bearing holding account until the due date, if necessary to prevent a Policy becoming a modified endowment contract. (See "Modified Endowment Contracts" under "Tax Matters" below.) We will send you an additional notice of this arrangement by letter immediately after receiving your payment. We will also give you the option to either have the money held until the due date or applied on our Date of Receipt of your instructions to apply the money (unless the due date has already passed).



MAXIMUM AND MINIMUM PREMIUM PAYMENTS



- Total premium payments for the Enricher and the Equity Enricher may not exceed $2.5 million in the first base policy year and $500,000 in each year thereafter.



- We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status not later than in your annual statement, and if possible we will tell you how to reverse the status.

- The following additional limitations apply to your premiums under the Equity Enricher. When applying the limits, we aggregate payments to the Equity Enricher with payments to the Enricher:



   I.    You may not make any premium payments:



          A. While we are considering your application for benefits on the base policy under a disability waiver of benefits option or an acceleration of death benefit option.



          B. If we are paying or have finished paying benefits under one of the above options.



          C. If you have made no payments to the Equity Enricher during the first year after its issuance or for any two consecutive base policy years (unless, during any part of such period, your right to make payments was terminated for reasons described in A, or, unless you were taking withdrawals from the Equity Enricher to pay for a child's education and you provide us with proof of such payment that we find satisfactory).



          D. After the later of the base policy anniversary on which the insured is 65, or the tenth base policy anniversary. In no event will payments be accepted after the base policy anniversary on which the insured is age 86.



          In any of these cases, you may elect to receive the cash value, transfer the cash value to the Enricher, or leave the cash value in the Equity Enricher. If you leave the cash value in the Equity Enricher, it will remain subject to applicable fees and charges. If investment performance is not sufficient to offset the amount of these expenses, the death benefit may decline or terminate.



   II.   Your voluntary planned periodic payments must be at least:



          A. $250 annually ($100 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the base policy was issued).



          B. $125 semi-annually ($50 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the base policy was issued).



          C. $25 for all monthly methods of payment ($10 for policies that are part of our Tower or Executive Series or where the insured was under 18 when the base policy was issued).



   III. Each unscheduled premium payment should be at least $250 ($100 for the Tower or Executive Series or where the insured was under age 18 when the base policy was issued).



   IV. During the first base policy year, we reserve the right to reject any amount that exceeds the cumulative amount of your first base policy year's voluntary planned periodic premiums.



   V. During the first base policy year, the maximum annual payment we permit is 15 times the nonsmoker standard annual premium (minus the base policy fee) set forth in your base policy.

   VI. After the first base policy year, the maximum payment we permit is the greater of



          A. 3 times the base policy's nonsmoker standard annual premium (minus the base policy fee) set forth in your base policy; or



          B.   $5,000



   VII. We reserve the right to require evidence of insurability of premium payments that exceed both $25,000 and 2 times the greater of the total payments made in either of the prior two Policy years.



ALLOCATING EQUITY ENRICHER PREMIUMS



You can instruct us to allocate your Equity Enricher premiums (after deduction of any charges) to either or both of the available separate account investment divisions on the Investment Start Date. The percentage of your allocation into each division must be at least 1% and must be a whole number. You can change this allocation (effective after the Investment Start Date) by giving us written notice at our Designated Office or in any other manner that we may permit.



SENDING COMMUNICATIONS AND PAYMENTS TO US



CONTACTING US



You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; taking a partial withdrawal; surrendering your Policy or an Equity Option; making transfer requests; changing the benefit option to which you want to allocate your Policy credits; or changing the allocation between investment divisions for future premium payments that you make to Equity Enricher. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for any function not listed below or for any other inquiry.



--------------------------------------------------------------------------------------
                  FUNCTION                                DESIGNATED OFFICE
--------------------------------------------------------------------------------------
 Premium Payments & Inquiries                   MetLife, P.O. Box 30074, Tampa, FL
                                                33630-3074
--------------------------------------------------------------------------------------
 Surrenders, Withdrawals, Loans, Investment     MetLife, P.O. Box 336, Warwick, R.I.
   Division Transfers, Premium Reallocation     02887-0336
--------------------------------------------------------------------------------------
 Death Claims                                   MetLife, P.O. Box 330, Warwick, R.I.
                                                02887-0330
--------------------------------------------------------------------------------------
 Beneficiary & Assignment                       MetLife, P.O. Box 313, Warwick, R.I.
                                                02887-0313
--------------------------------------------------------------------------------------
 "Free Look" Cancellation                       MetLife, 500 Schoolhouse Road,
                                                Johnstown, PA 15904-1097
                                                Attn: Free Look
--------------------------------------------------------------------------------------
 Address Changes                                MetLife, 500 Schoolhouse Road,
                                                Johnstown, PA 15904-1097
                                                Attn: Data Integrity
--------------------------------------------------------------------------------------
 Reinstatements                                 MetLife, P.O. Box 30074, Tampa, FL
                                                33630-3074
--------------------------------------------------------------------------------------


                                                                    NET PREMIUMS
                                                                    UNDER EQUITY
                                                                    ENRICHER ARE
                                                                    YOUR PREMIUM
                                                                  PAYMENTS MINUS
                                                                  THE CHARGES WE
                                                                     DEDUCT FROM
                                                                 THOSE PREMIUMS.
                                                                 YOU CAN CONTACT
                                                                       US AT OUR
                                                                      DESIGNATED
                                                                         OFFICE.

WHEN YOUR REQUESTS, INSTRUCTIONS AND NOTIFICATIONS BECOME EFFECTIVE



Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of a Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this prospectus.)



A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.



A Valuation Date is each day on which the New York Stock Exchange is open for trading.



The initial effective time of your Equity Options' investment in the Separate Account is the Investment Start Date. The Investment Start Date is:



   - For Equity Additions, the credit payment date of the first base policy credit that is allocated to the option or, if sooner, the date of the first transfer of cash value to Equity Additions from the Fixed Additional Insurance Option.



   - For the Equity Enricher, the end of the first Valuation Date after the latest of:



      - The date we receive the first premium payment allocated to the Equity Enricher;



      - The 20th day following the Date of Policy indicated in the base policy; and



      - The 20th day following the date we receive the first full premium due for the base policy.



      Prior to the Investment Start Date, we will place in our general account any premium payments you make to the Equity Enricher. There it will earn a fixed rate of interest commencing with its date of receipt or, if later, the Date of Policy until the Investment Start Date.



THIRD PARTY REQUESTS



Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right to not process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.



EQUITY OPTIONS INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES



We will pay your beneficiary any insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death. The beneficiary can receive the death benefit in a single sum or under various income plans described in the Statement of Additional

Information. You may make this choice during the insured's lifetime. If you make no selection, we may place the amount in an account to which we will credit interest, and the beneficiary will have immediate access to all or part of that amount. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.


The insurance proceeds equal the Equity Option's death benefit.

EQUITY OPTIONS DEATH BENEFITS

The Equity Option's death benefit is:

- the cash value (after we deduct the Mortality and Expense Risk and Administrative Services Charge and the Cost of Insurance Charge, pro rated for the appropriate period) at the end of the Valuation Period in which the insured dies; divided by


-  the net single premium for that day (see "Net Single Premium" below).


Any increase or decrease in the cash value of an Equity Option also will increase or decrease the death benefit that otherwise would apply. In such cases, the death benefit will change by a larger amount than does the cash value.

Any such increases in death benefit, however, will be partially or wholly offset (and any decreases will be accentuated) by the fact that the net single premium increases the longer your Policy is outstanding. Therefore, in order for your Equity Option death benefit to increase or remain constant, your Equity Option cash value must increase enough to compensate for the effect of the increases in net single premium. If your Equity Option cash value declines to zero (due to adverse investment results, transfers out of the Equity Option, the charges we deduct, and/or insufficient premium payments), your Equity Option death benefit also will be zero.


ALTERNATE DEATH BENEFIT THAT AUTOMATICALLY APPLIES IN SOME CASES


In no event will the Policy death benefit be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws (which calculation shall exclude coverage provided under the DWI benefit option).

CONDITIONAL GUARANTEED MINIMUM DEATH BENEFIT

We provide a conditional guaranteed minimum death benefit that will be in effect during the first 7 years of your base policy or another 7 year period beginning from any date your policy is "materially modified" (within the meaning of the tax law test discussed under "Federal Tax Matters-modified endowment contract status," below). During any such 7 year period, the conditional guaranteed minimum death benefit generally will equal the Equity Option's death benefit at the beginning of each such 7 year period. The guaranteed minimum death benefit ends:

-  if the Policy becomes a Modified Endowment Contract; or
- for the Equity Additions, if you change your credit option to a different credit option for the next credit payment date.




                                                                  EQUITY OPTIONS
                                                                        OFFERS A
                                                                     CONDITIONAL
                                                                      GUARANTEED
                                                                   MINIMUM DEATH
                                                                        BENEFIT.

The conditional guaranteed minimum death benefit is reduced for any:

-  loan;

-  withdrawal; or

-  cash value transfer from the Equity Option.

You should consult with your MetLife account representative before taking any action listed above to find out whether (and by how much) the action will affect the conditional guaranteed minimum death benefit.

If your conditional guaranteed minimum death benefit is reduced or ends, your Policy may become a modified endowment contract.


EQUITY OPTIONS CASH VALUE


Your Equity Option's cash value equals the Separate Account cash value. The Separate Account cash value is allocated to each applicable investment division. An Equity Option's cash value is calculated as follows:

- On the Investment Start Date, we will allocate your cash value to each applicable investment division.

- Thereafter, at the end of each Valuation Period the cash value in the investment division will equal:

   - The cash value in the investment division at the beginning of the Valuation Period; plus

   - All Equity Option premiums (less any applicable charges) and cash value transfers that are directed into the investment division during the Valuation Period; minus

   - All partial cash withdrawals, loan amounts and cash value transfers out of the investment division during the Valuation Period; minus

   - The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus

   - The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period. We reserve the right to reduce the net investment return by a charge for taxes that may be imposed on us.

If your Equity Option has no cash value, we will not provide any insurance coverage under it, nor will we take a monthly deduction, until the Equity Option does have cash value.


SURRENDERS AND PARTIAL WITHDRAWALS FROM EQUITY OPTIONS
If you surrender (turn in) your Equity Option, you can choose to receive the option's cash value or have the proceeds transferred to any benefit option that is permitted to receive premiums at that time. In the event of such a transfer, any credit that might be payable on amounts in such option will be adjusted to reflect the timing of receipt of such transfer. We will deem your request for surrender of the base policy also to be a request for surrender of



EQUITY OPTIONS
ARE DESIGNED TO
ACCUMULATE CASH
VALUE.

YOU CAN
SURRENDER YOUR
EQUITY OPTION
FOR ITS CASH
VALUE.

the Equity Option. You may receive the surrender proceeds in a single sum or under an income plan.



If you would like to make a partial withdrawal, you may direct from which Equity Option and/or investment division, where relevant, the amount will be taken. If you do not so direct, we will withdraw cash value in accordance with our administrative procedures that are in effect at the time of the withdrawal. If you request a partial withdrawal of an amount that exceeds the cash value in the chosen Equity Option or investment division, we will tell you and we will honor your request only if you ask for a smaller withdrawal or a different allocation.



Before surrendering your Equity Option or requesting a partial withdrawal you should consider the following:



- Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties.



-  Your Policy could become a modified endowment contract.



-  For partial withdrawals, your death benefit will decrease.



- In some cases you may be better off taking a Policy loan, rather than a withdrawal.



- The conditional guaranteed minimum death benefit will be reduced by the same proportion as the withdrawal reduces the Equity Option's cash value.



TRANSFERRING CASH VALUE


You may transfer cash value from an Equity Option to pay premiums, loan interest, or charges under the base policy. You can also make the following transfers:

- For the Equity Additions, transfers can be made to or from the Fixed Additional Insurance credit option.

- For the Equity Enricher, transfers can be made between the available investment divisions and/or between the Equity Enricher and the Enricher.

We will adjust any credit that would be due under a Policy part to reflect the timing and effect of any transfer. Any transfer will reduce the conditional guaranteed minimum death benefit if, and in the same proportion as, it reduces the Equity Options' cash value. There is no charge for cash value transfers.

If you would like to make a transfer, you must indicate which investment division, where relevant, and which Policy parts are involved in the transfer. Transfers among the investment divisions and transfers between an Equity Option and any other Policy part are not currently taxable transactions.


We did not design the Equity Options' transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Portfolios and increase transaction costs, we may adopt procedures to limit excessive transfer activity. In addition, the Fund may restrict or refuse certain transfers between or purchases of shares in its Portfolios as a result of certain market timing activities. You should read the Fund's prospectus for more details.





                                                                         YOU MAY
                                                                   TRANSFER CASH
                                                                 VALUE AMONG THE
                                                               ELIGIBLE PORTIONS
                                                                  OF YOUR POLICY
                                                                    AT ANY TIME.

We reserve the right to refuse to accept any transaction request where the request would tend to disrupt administration of the Equity Options or is not in the best interests of Equity Option owners, or the Separate Account.

- AUTOMATED TRANSFER: We may in the future allow you to make automatic transfers of Equity Option cash values to pay the base policy premiums. If we do, we will set forth the terms and conditions in the forms we provide to you to establish the automatic transfers.

- TRANSFERS BY TELEPHONE: We may, if permitted by state law, allow you to make transfer requests and changes to allocations of Equity Enricher premiums by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures apply:

   - We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.

   - We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data.

   -  All telephone calls will be recorded.

   -  You will receive a written confirmation of any transaction.

   - Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

   - You should contact our Designated Office with any questions regarding the procedures.


BORROWING FROM YOUR POLICY


You may obtain a loan from us whenever your Policy has a loan value. The loan value equals the Policy cash value less the anticipated loan interest for the remainder of that base policy year. We will take the loan from available cash value in accordance with our administrative procedures that are in effect at the time you take the loan.

As of the Date of Receipt, for any loan request that affects an Equity Option, we will:


- Remove an amount equal to the loan from your Equity Option . We will place an equal amount in the Fixed Additional Insurance option (if the loan is from Equity Additions) or in the Enricher (if the loan is from the Equity Enricher), where it will accumulate in accordance with the terms of whichever of those options we have placed it in.


- Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. Your interest payments are due at the end of each Policy year. If you don't pay the interest, we will treat it as a new Policy loan, which will be taken from available cash value in accordance with our administrative procedures that are in effect at the


YOU CAN BORROW
FROM US AND USE
YOUR POLICY AS
SECURITY FOR THE
LOAN.

   time. The interest rate charged for a base policy year will never be more than the maximum allowed by law and will generally be the greater of:

   - the published monthly average for the calendar month ending two months before the start of such year; or

   - the rate used to calculate the guaranteed cash value of the base policy and its riders for the base policy year plus 1%.

The published monthly average means (a) Moody's Corporate Bond Yield Average Monthly Average Corporates, as published by Moody's Investors Service, Inc., or any successor service; or (b) If the Moody's average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which the base policy is delivered.


Repaying your loans (plus accrued interest) is done by sending in payments of at least $50. We will allocate your repayment to the fixed additional insurance benefit rider to which we had transferred the Equity Options cash value that you used as security for your loan. You may then transfer such repaid amount to your Equity Option at any time.


Before taking a Policy loan, you should consider the following:

-  Interest payments on loans are generally not deductible for tax purposes.

- Under certain situations, Policy loans could be considered taxable distributions.

- If you surrender your Policy or if we terminate your Policy, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. Generally, there will be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. (See "Federal Tax Matters--The Policy--Loans" below.) In addition, the amounts borrowed and withdrawn reduce the Policy's cash value and any remaining cash value of the Policy may be insufficient to pay the income tax on your gains.

- A Policy loan increases the chances of our terminating your Policy due to insufficient cash value.

- An Equity Option's conditional guaranteed minimum death benefit will be reduced by the same proportion as the loan reduces the Equity Option's cash value.


- Your Policy's death benefit will be reduced by any unpaid loan (plus accrued interest).



- The amount taken from your Equity Options' cash value, as a result of a loan does not participate in the investment experience of the investment divisions. Therefore, a loan can permanently affect the death benefit and cash value of the Equity Options, even if they are repaid.


EQUITY OPTIONS TERMINATION AND REINSTATEMENT


TERMINATION


We will terminate Equity Options if you are not making sufficient premium payments under the base policy or if you reduce your base policy face amount of insurance below $50,000 ($100,000 for policies issued prior to July 1, 1997). We will terminate your base policy if we do not receive sufficient premium payments (or sufficient loan repayments so that the loan portion does not exceed the cash value of the Policy) by the end of a 31 day grace period. If the insured dies during the grace period, the insurance proceeds will still be payable, but we will deduct any due and unpaid base policy premiums and any Policy loan and loan interest from the proceeds.

At the end of the grace period, if you have elected to do so, and if there is sufficient cash value in your Equity Option to do so, we will pay your premium from the Equity Option cash value through an automatic loan feature. If the automatic loan feature is not used to pay the base policy premium and the Policy is terminated, we will transfer your Equity Additions cash value into the Fixed Additional Insurance option and your Equity Enricher cash value into the Enricher in accordance with your Policy's provisions and our administrative practices.

REINSTATEMENT


We will reinstate (put back in force) the Equity Option if we reinstate your base policy. The reinstated Equity Option will have no cash value until an Equity Option premium payment or a permitted transfer into an Equity Option is made. We will reinstate your base policy subject to certain terms and conditions that the base policy provides. We must receive your reinstatement request within 3 years (or within any longer period provided by state law) after the end of the base policy's grace period and before its Final Date.



CHARGES AND DEDUCTIONS YOU PAY FOR EQUITY OPTIONS



The Equity Option charges compensate us for our expenses and risks. The name of a charge can suggest the purposes for which the charge is imposed. For example, the "sales charge" for the Equity Enricher is designed primarily to defray commissions and other costs of marketing that Option. However, our revenues from any particular Equity Option charge may be more or less than any costs or expenses that charge may be intended primarily to cover. We may use our revenues from one Equity Options charge to pay other costs and expenses in connection with the Equity Options. We may also profit from our revenues from all the Equity Options charges combined.



The following sets forth additional information about the Equity Options charges.



DEDUCTIONS FROM PREMIUMS -- EQUITY ENRICHER ONLY



Sales charge:  We deduct a 2.00% sales charge from each premium.



Charge for average expected state taxes attributable to premiums: We deduct 2.00% from each premium to reimburse us for the state and local taxes that we must pay based on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge approximates the average tax rate we expect to pay on premiums we receive from all states.



Federal tax charge: We deduct 1.00% from each premium to reimburse us for our estimate of the Federal income tax liability related to premiums.


CHARGES INCLUDED IN THE MONTHLY DEDUCTION.


We deduct the monthly deduction as of each base policy monthly anniversary, beginning with the first base policy month during which an Equity Option is in effect. We take the monthly deduction from each


CAREFULLY REVIEW
THE "FEE TABLES"
THAT SET FORTH
THE CHARGES THAT
YOU PAY UNDER
THE EQUITY
OPTIONS.

investment division you are using, in proportion to the Equity Option's Cash Value in that investment division. If there is no cash value in the Equity Option, there is no insurance coverage provided under the Option and therefore no monthly deduction is due.

- Cost of insurance: This charge varies monthly based on many factors. Each month, we determine the charge by multiplying the applicable cost of insurance percent by the cash value at the end of the prior Policy month.

- The cost of insurance percent is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law), age, smoking status and rate class. The percentages will never exceed the guaranteed cost of insurance percentages set forth in your Equity Option rider. These guaranteed percentages are based on certain 1980 Commissioners Standard Ordinary Mortality Tables and the insured's sex (if permitted by law), age and rate class. Our current percentages are lower than the maximums in most cases. We review our percentages periodically and may adjust them, but we will apply the same percentages to everyone who has had their Equity Option for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance percentage increases each year you own your Equity Option, as the insured's age increases.

   - Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher or lower (and, if the insured is 18 or older, we divide rate class by smoking status). The insured's rate class will affect your charge for insurance coverage.

- Mortality and expense risk and administrative services charge: We make this monthly charge primarily to compensate us for:

   -  expenses we incur in the administration of the Equity Option

   - mortality risks that insureds may live for a shorter period than we expect; and

   - expense risks that our issuing and administrative expenses may be higher than we expect.

The amount of the charge is lower if the base policy's face amount is at least $250,000 at the date we calculate the charge. Therefore, changes you make in your base policy's face amount could affect the rate at which this charge applies to you.


CHARGES AND EXPENSES OF THE SEPARATE ACCOUNT AND THE PORTFOLIOS



Charges for Income Taxes: In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the Policies' cash value. If we do incur such taxes, we reserve the right to charge the cash value allocated to the Separate Account for these taxes.



Portfolio Expenses: There are daily charges against each Portfolio's assets for investment advisory services and fund operating expenses. These are described under "Fee Tables -- Annual Portfolio Operating Expenses" in this prospectus as well as in the Fund prospectuses attached to this prospectus.

NET SINGLE PREMIUM

The net single premium varies from day to day and is based on the 1980 Commissioners Standard Ordinary Mortality Tables and the insured's sex (if permitted by law), age and, in the case of Equity Additions, whether the cash value originally came from the base policy or from Enricher. To determine a death benefit, we divide an Equity Option's cash value by the net single premium. While it is not a charge or expense, the lower the net single premium, the higher the death benefit, and vice versa. The net single premium under your Equity Option will increase each month, as the insured grows older. The amount of your net single premium for each month is prescribed in the Equity Option itself and we will not alter such amounts.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change the coverage provided by the base policy or the benefit options, take a loan or withdrawal, or assign or surrender the Policy.

THE POLICY

Insurance proceeds

-  Generally excludable from your beneficiary's gross income.

- The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

- If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

- Whether or not any federal estate tax is due is based on a number of factors including the estate size.

Cash value (if your Policy is not a modified endowment contract)

- You are generally not taxed on your cash value (except with respect to the DWI option) until you withdraw it or surrender your Policy. In these cases, you are generally permitted to take withdrawals up to the amount of premiums paid without any tax consequences. However, withdrawals will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

   If your Policy is part of a collateral assignment equity split dollar arrangement, there is a risk that increases in cash value may be taxed prior to a distribution. The IRS has recently issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.

   There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

   For income tax purposes, if you surrender an Equity Option for its cash value but the base policy remains in force, you will be considered to have made a partial withdrawal.

Loans

- Loan amounts received will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

- Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

- If your Policy terminates (upon surrender, cancellation, lapse or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, canceled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

Modified Endowment Contracts

These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

If your Policy is considered a modified endowment contract the following applies:

- The death benefit will generally be income tax free to your beneficiary, as discussed above.

- Amounts withdrawn or distributed before the insured's death, including loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

- An additional 10% income tax generally applies to the taxable portion of the amounts received before age 59 1/2, except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments.

Diversification

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Equity Options. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies.

Changes to tax rules and interpretations

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

- Possible taxation of cash value transfers among the options within the Policy.

- Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

-  Possible changes in the tax treatment of Policy benefits and rights.


RIGHTS WE RESERVE


We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:

- Operating the Separate Account in any other form that is permitted by applicable law.

-  Changes to obtain or continue exemptions from the 1940 Act.

- Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.

- Substituting Fund shares in an investment division for shares of another portfolio of the Fund or another fund or investment permitted by law.

- Changing the way we assess charges without exceeding the aggregate amount of the Equity Option's guaranteed maximum charges.

- Making any necessary technical changes to the Policy to conform it to the changes we have made.

OTHER POLICY PROVISIONS

You should read your Policy, including the Equity Options riders, for a full discussion of their provisions. The following is a brief discussion of some of the provisions that you should consider:


"FREE LOOK" PERIOD TO CANCEL YOUR POLICY


You can return the Policy during this period. The period is the later of:

- 10 days after you receive the Policy (unless state law requires your Policy to specify a longer period); and

- 45 days after the completed application is signed (in the case of tele-underwritten policies, 45 days after the preliminary application is signed).

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.


SUICIDE


If the insured commits suicide within the first two base policy years (or any different period specified in your base policy, if required by state law), your beneficiary will receive all premiums paid to the Policy (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken.


ASSIGNMENT AND CHANGE OF OWNERSHIP


You can designate a new owner or otherwise assign an Equity Option only as part of an assignment of your Policy. You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

PAYMENT AND DEFERMENT

Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:

-  The New York Stock Exchange has an unscheduled closing.

- There is an emergency so that we could not reasonably determine the investment experience of an Equity Option.

- The Securities and Exchange Commission by order permits us to do so for the protection of Equity Option owners (provided that the delay is permitted under New York State insurance law and regulations).

- With respect to the insurance proceeds, entitlement to a payment is being questioned or is uncertain.

- We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.
We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

                                                                CAREFULLY REVIEW
                                                                     YOUR POLICY
                                                                  WHICH CONTAINS
                                                               A FULL DISCUSSION
                                                                      OF ALL ITS
                                                                     PROVISIONS.

DIVIDENDS

The Equity Options are "nonparticipating," which means they are not eligible for dividends from us and do not share in any distributions of our surplus.

SALES AND ADMINISTRATION OF THE POLICIES


We serve as the "principal underwriter," as defined in the 1940 Act, for the Equity Options. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc.



DISTRIBUTING THE POLICIES



We sell Policies that include an Equity Option through licensed life insurance sales representatives:


-  Registered through us.

-  Registered through other broker-dealers, including a wholly owned subsidiary.

COMMISSIONS


We do not pay commissions for the sale of the Equity Additions. However, representatives who write the Policy receive compensation calculated by adding the cash value in the Policy and in certain other products offered by MetLife and our affiliates. This compensation will not exceed .15% per year of the total aggregate cash value. For Policies issued after January 1, 2003, we do not pay this commission. We pay commissions on the sale of the base policy and certain riders.



We pay maximum commissions on the Equity Enricher of 2% of the gross amount paid for each premium payment. The commissions do not increase the charges deducted from the Policy.


We also pay the sales manager of a sales representative employed by us an override commission based on many factors including the commissions paid to the representative who sold the Equity Option and to other representatives the sales manager supervises.


We may require all or part of the commissions to be returned to us if, during the first year you either make a withdrawal from your Equity Enricher or the base policy terminates.



LEGAL PROCEEDINGS



MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, MetLife believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it or the Separate Account.



FINANCIAL STATEMENTS


You can find the financial statements of MetLife and the Separate Account in the Statement of Additional Information referred to on the back cover of this prospectus.



WE PERFORM THE
SALES AND
ADMINISTRATIVE
SERVICES FOR THE
POLICIES.

GLOSSARY



AGE. The age of an insured refers to the insured's age at his or her nearest birthday.



DATE OF RECEIPT. The Date of Receipt is the day your requests, instructions and notifications are received in our Designated Office.



YOU. "You" refers to the Policy Owner.

Additional information about the Equity Options and the Separate Account can be found in the Statement of Additional Information. You may obtain a copy of the
Statement of Additional Information, without charge, by calling                ,
by e-mailing us at                , or by logging on to our website at
               . You may also obtain, without charge, a personalized illustration of death benefits, cash surrender values and cash values by calling 1-800-XXX-XXXX.



For transfers and premium reallocations, call



For current information about your Equity Option values, to change or update Equity Option information such as your billing address, billing mode, beneficiary or ownership, for information about other Equity Option transactions, and to ask questions about your Equity Option, you may call our
TeleService Center at           .



In order to help you understand how your Equity Option values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time.



This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.



Information about the Equity Options and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 450 Fifth Street, NW, Washington, DC 20549-0102.



MetLife was formed under the laws of New York State in 1868. MetLife Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately 9 million individual households in the United States and companies and institutions with over 33 million employees and members. It also has international insurance operations in 14 countries.



For more information about MetLife, please visit our website at www.metlife.com.


[METLIFE LOGO]
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road                           PRSRT STD
Johnstown, PA 15907-2914                                        U.S. Postage
                                                                    Paid
                                                                  METLIFE

                                 EQUITY OPTIONS

 VARIABLE ADDITIONAL INSURANCE DIVIDEND OPTION AND VARIABLE ADDITIONAL BENEFITS
                                     RIDER

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                  MAY 1, 2003

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2003 and should be read in conjunction therewith. A copy of the prospectus for Equity Options may
be obtained by writing to                .

                               TABLE OF CONTENTS


The Company and the Separate Account........................   SAI-3
Distribution of the Policies................................   SAI-3
Income Plans................................................   SAI-3
Limits to MetLife's Right to Challenge the Policy...........   SAI-4
Misstatement of Age or Sex..................................   SAI-4
Reports.....................................................   SAI-4
Showing Performance.........................................   SAI-4
Restrictions on Financial Transactions......................   SAI-5
Legal Notices...............................................   SAI-5
Experts.....................................................   SAI-5
Financial Statements........................................   SAI-


                                     SAI- 2

                      THE COMPANY AND THE SEPARATE ACCOUNT

     MetLife is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, provides insurance and other financial services to individual and group customers.

     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Equity Options described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

          DISTRIBUTION OF THE POLICIES THAT INCLUDE THE EQUITY OPTIONS

     We serve as the "principal underwriter," as defined in the 1940 Act, for the Equity Options. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. We perform the sales and administrative services for the Policies.



     We offer the Equity Options through licensed life insurance sales representatives who are either registered through us, or registered through other broker-dealers, including a wholly owned subsidiary.



     We offer the Equity Options to the public on a continuous basis. We anticipate continuing to offer the Equity Options, but reserve the right to discontinue the offering.



                                  INCOME PLANS



     Generally, you can receive the Policy's insurance proceeds or amounts paid upon surrender of your Policy or your Equity Option under an income plan instead of in a lump sum. Before you purchase an income plan you should consider:



     - The tax consequences associated with insurance or surrender proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.



     - That your Policy or Equity Options will terminate at the time you purchase an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.


     - That these plans do not have a variable investment return.

     Generally, we currently make the following income plans available:

- Interest income
- Installment Income for a Stated Amount
- Joint and Survivor Life Income
- Installment Income for a Stated Period
- Single Life Income-Guaranteed Payment Period
- Single Life Income-Guaranteed Return

               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY


     We will not contest your Policy after two years from the base policy's issue or reinstatement (excluding riders added later).


                           MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in any Policy application.


                                     SAI- 3

                                    REPORTS

     Generally, you will promptly receive statements confirming your significant transactions such as:


     - Transactions between an Equity Option and another part of the Policy.



     - Transfers between investment divisions.


     - Partial withdrawals.

     - Loan amounts you request.


     - Premium payments.


     If your premium payments are made through check-o-matic or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.

     We will also send you an annual statement within 30 days after a Policy year that will summarize the year's transactions and include information on:

     - Deductions and charges.

     - Status of the death benefit.


     - Cash values.



     - Amounts in each investment division you are using.


     - Status of Policy loans.

     - Automatic loans to pay interest.

     - Information on your modified endowment contract status (if applicable).

     We will also send you a Fund's annual and semi-annual reports to shareholders.

                              SHOWING PERFORMANCE

     We may advertise or otherwise show:

     - Investment division performance ranking and rating information as it compares among similar investments as compiled by independent organizations.

     - Comparisons of the investment divisions with performance of similar investments and appropriate indices.

     - Our insurance company ratings that are assigned by independent rating agencies and that are relevant when considering our ability to honor our guarantees.

     - Personalized illustrations based on historical Separate Account performance.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

     If mandated under money laundering or anti-terrorist laws, or other applicable law, we may be required to reject a premium payment or refuse to honor any request for transfers, withdrawals, surrenders, loans, or death benefits, until we receive instructions from the appropriate regulator.

                                 LEGAL MATTERS


     Anne M. Goggin, Chief Counsel-Individual Business at MetLife, has passed upon the legality of the Policies, including the Equity Options. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain matters relating to the federal securities laws.


                                     SAI- 4

                                    EXPERTS

     Deloitte & Touche LLP, independent auditors, audited the financial statements included in this Statement of Additional Information, as stated in their reports appearing herein. The financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                                     SAI- 5

                      Metropolitan Life Separate Account UL

PART C.     OTHER INFORMATION

ITEM 27.    EXHIBITS

            (a)           Resolution of the Board of Directors of Metropolitan
                          Life effecting the establishment of Metropolitan Life
                          Separate Account UL (2)
            (b)           None
            (c)   (i)     Form of Broker Agreement (2)
                  (ii)    Schedule of Sales Commissions (1)
            (d)   (i)     Variable Additional Insurance Rider (5)
                  (ii)    L98 fixed benefit Life Insurance Policy (4)
                  (iii)   Form of Variable Additional Benefit Rider (6)
                  (vi)    Form of Personalized Illustrations (6)
            (e)           Applications (see (d)(i), (d) (ii) and (d)(iii) above)
            (f)   (i)     Restated Charter and By-Laws of Metropolitan Life 7
                  (ii)    Amended Restated Charter and By-laws of Metropolitan
                          Life (9)
            (g)           Reinsurance Contracts (to be filed by amendment)
            (h)           None
            (i)           None
            (j)           None
            (k)   (i)     Opinion and Consent of Christopher P. Nicholas as to
                          the legality of the securities being registered
                             -   For Equity Additions (4)
                             -   For Equity Enricher (6)
                  (ii)    Opinion and Consent of Anne M. Goggin as to the
                          legality of the securities being registered (8)
                  (iii)   Consent of Anne M. Goggin, Esq. (to be filed by
                          amendment)
            (l)           None
            (m)           None
            (n)   (i)     Consent of Independent Auditors (to be filed by
                          amendment)
                  (ii)    Consent of Foley & Lardner (to be filed by amendment)
            (o)           None
            (p)           None
            (q)   (i)     Memoranda describing certain procedures filed pursuant
                          to Rule 6e-3(T)(b)(12)(iii) (2)
                  (ii)    Addendum to Memoranda describing certain procedures
                          filed pursuant to Rule 6e-3(T)(b)(12)(iii) (8)
            (r)           Powers of attorney (3)

(1) Incorporated by reference from "Sales and Administration of the Policies" in the Prospectus included herein and "Distribution of the Policies That Include the Equity Options" in the Statement of Additional Information included herein.

(2) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed on April 30, 1997.

(3) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed on April 30, 1997, except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement (File no. 033-47927) filed on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 8 of Separate Account UL (File No. 033-57320) on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement of Separate Account E (File No. 002-90380) on April 3, 2001.

(4) Incorporated herein by reference to the Registration Statement (File No. 333-40161) filed on November 13, 1997.

(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-40161) as filed on April 20, 1998.

(6) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-40161) filed on April 13, 1999.

(7) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement (File No. 333-40161) filed on April 6, 2000.

(8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 033-40161) filed on April 10, 2001.

(9) Incorporated herein by reference to the Registration Statement of MetLife Separate Account E (File No. 333-83716) on March 5, 2002.

ITEM 28.    DIRECTORS AND OFFICERS OF DEPOSITOR

Name and Principal Business Address                                 Positions and Offices with Depositor
-----------------------------------                                 ------------------------------------
Robert H. Benmosche                                                 Chairman of the Board, President and
Metropolitan Life Insurance Company                                        Chief Executive Officer
One Madison Avenue,
New York, NY   10010

Curtis H. Barnette                                                                Director
Chairman Emeritus
Bethlehem Steel Corporation
1170 Eighth Avenue, Martin Tower 2118
Bethlehem, PA  18016-7699

Gerald Clark                                                        Vice Chairman of the Board and Chief
Metropolitan Life Insurance Company                                          Investment Officer
One Madison Avenue
New York, NY  10010

John C. Danforth                                                                  Director
Partner
Bryan Cave LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102

Burton A. Dole, Jr.                                                               Director
Retired Chairman

Nellcor Puritan Bennett, Inc.
P.O. Box 208
Carlsbad, CA  92018

James R. Houghton                                                                 Director
Chairman and Chief Executive Officer
Corning Incorporated
80 East Market Street, 2nd Floor
Corning, NY  14830

Harry P. Kamen                                                                    Director
Retired Chairman and Chief Executive Officer
Metropolitan Life Insurance Company
200 Park Avenue, Suite 5700
New York, NY   10166

Helene L. Kaplan                                                                  Director
Of Counsel, Skadden, Arps,
Slate, Meagher and Flom
Four Times Square
New York, NY   10036

Catherine R. Kinney                                                               Director
Group Executive Vice President, Co-Chief
Operating Officer President and Executive
Vice Chairman
New York Stock Exchange, Inc.
11 Wall Street, 6th floor
New York, NY 10005

Charles H. Leighton                                                               Director
Retired Chairman and Chief Executive Officer
CML Group, Inc.
51 Vaughn Hill Road
Bolton, MA  01720

Stewart G. Nagler                                                   Vice Chairman of the Board and Chief
Metropolitan Life Insurance Company                                          Financial Officer
One Madison Avenue
New York, NY  10010

John J. Phelan, Jr.                                                               Director
Retired Chairman and Chief Executive Officer
New York Stock Exchange, Inc.
P. O. Box 524
Locust Valley, NY   11560

Hugh B. Price                                                                     Director
President and Chief Executive Officer
National Urban League, Inc.
120 Wall Street, 7th & 8th Floors
New York, NY   10005

William C. Steere, Jr.                                                            Director
Chairman and Chief Executive Officer
Pfizer, Inc.
235 East 42nd Street
New York, NY   10016

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

       Name                                         Position with Metropolitan Life
Robert H. Benmosche                Chairman of the Board, President and Chief Executive Officer
Gerald Clark                       Vice Chairman of the Board and Chief Investment Officer
Stewart C. Nagler                  Vice Chairman of the Board and Chief Financial Officer
Gary A. Beller                     Senior Executive Vice-President and General Counsel
Gwenn L. Carr                      Vice President and Secretary
Daniel J. Cavanagh                 Executive Vice President
C. Robert Henrikson                President- Institutional Business
Jeffrey J. Hogman                  Executive Vice President
Catherine A. Rein                  Senior Executive Vice President; President and Chief Executive Officer
                                   of Metropolitan Property and Casualty Insurance Company
Stanley J. Talbi                   Senior Vice President and Chief Actuary
William J. Toppeta                 President, International
Lisa Weber                         Senior Executive Vice President, Chief Administration Officer
Judy E. Weiss                      Executive Vice President and Chief Actuary
Anthony J. Williamson              Senior Vice President and Treasurer
Virginia M. Wilson                 Senior Vice President and Controller

The business address of each officer is One Madison Avenue, New York, New York 10010.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

            The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.


ITEM 30.    INDEMNIFICATION

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life Insurance Company ("Metropolitan"), which is the Depositor and the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of Metropolitan are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.    PRINCIPAL UNDERWRITERS

     (a)    Other Activity.
            The principal underwriter for the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

            Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account E (principal underwriter and depositor)
            Metropolitan Series Fund, Inc. (principal underwriter and sub-investment manager)
            New England Variable Annuity Fund I (depositor)
            New England Life Retirement Investment Account (depositor)
            The New England Variable Account (depositor)

     (b)    Management.  See response to Item 28 above.

     (c)    Compensation from the Registrant.

      (1)                      (2)                   (3)                (4)            (5)
                                              Compensation on
                         Net Underwriting    Events Occasioning
Name of Principal         Discounts and      the Deduction of a      Brokerage        Other
  Underwriter              Commissions       Deferred Sales Load    Commissions    Compensation
  -----------              -----------       -------------------    -----------    ------------
Metropolitan Life
Insurance Company        $ ______________             0                  0              0

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

ITEM 32.    LOCATION OF ACCOUNTS AND RECORDS

      The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a)   Registrant

      (b)   Metropolitan Life Insurance Company
            One Madison Avenue
            New York, NY 10010

ITEM 33.    MANAGEMENT SERVICES

      Not applicable

ITEM 34.    FEE REPRESENTATION

      Metropolitan Life represents that the fees and charges deducted under the "Equity Options" riders described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the riders. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the riders include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all riders issued pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such riders or any related base policies or prospectus, or otherwise.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 14th day of February, 2003.


                                     Metropolitan Life Separate Account UL

                                     By: Metropolitan Life Insurance Company


                                     By: /s/ Gary A. Beller
                                         ---------------------------------------
                                             Gary A. Beller, Esq.
                                             Senior Executive Vice President and
                                             General Counsel


Attest:     /s/ James D. Gaughan
            --------------------
            James D. Gaughan
            Assistant Secretary

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 14th day of February, 2003.


                                        Metropolitan Life Insurance Company


                                        BY:  /s/ Gary A. Beller.
                                             ------------------------
                                             Gary A. Beller, Esq.
                                             Senior Executive Vice President and
                                             General Counsel

Attest:     /s/ James D. Gaughan
            --------------------
            James D. Gaughan
            Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons, in the capacities indicated, on February 14, 2003.


            SIGNATURE                                      TITLE
            ---------                                      -----
                *                           Chairman of the Board, President and
---------------------------------                 Chief Executive Officer
       Robert H. Benmosche

                *                              Vice-Chairman of the Board and
---------------------------------                 Chief Financial Officer
        Stewart G. Nagler                      (Principal Financial Officer)

                *                           Senior Vice President and Controller
---------------------------------              (Principal Accounting Officer)
        Virginia M. Wilson

                *                                         Director
---------------------------------
        Curtis H. Barnette

                *                              Vice Chairman of the Board and
---------------------------------                 Chief Investment Officer
           Gerald Clark

                *                                         Director
---------------------------------
         John C. Danforth

                *                                         Director
---------------------------------
       Burton A. Dole, Jr.

                *                                         Director
---------------------------------
        James R. Houghton

                *
---------------------------------

                                                          Director

          Harry P. Kamen

                *                                         Director
---------------------------------
         Helene L. Kaplan

                                                          Director
---------------------------------
       Catherine R. Kinney

                *                                         Director
---------------------------------
       Charles M. Leighton

                                                          Director
---------------------------------
       John J. Phelan, Jr.

                *                                         Director
---------------------------------
          Hugh B. Price

                *                                         Director
---------------------------------
      William C. Steere, Jr.

  /s/  Christopher P. Nicholas                        February 14, 2003
---------------------------------
  Christopher P. Nicholas, Esq.
  Attorney- in - fact

* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to the Registration Statement of Separate Account UL (File No. 033-47927) filed April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement of Separate Account UL (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is included in the filing of Post-Effective Amendment No. 6 to the Registration Statement of Separate Account UL (File No. 033-47927) filed on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 8 of Separate Account UL (File No. 033-57320) on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 27 of Separate Account E (File No. 002-90380) on April 3, 2001.